Document and Entity Information	0 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 28, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Sep 26, 2012

Kellner Merger Fund | Kellner Merger Fund
Kellner Merger Fund
Kellner Merger Fund

A series of Advisors Series Trust

Class A

Institutional Class

Supplement to the Summary Prospectus dated September 26, 2012 and

Prospectus and Statement of Additional Information (“SAI”)

dated June 29, 2012, as supplemented September 26, 2012

The Board of Trustees of Advisors Series Trust, at the request of Kellner Management, L.P., investment adviser to the Fund, has approved the removal of the Fund’s redemption fee.  Accordingly, effective as of the date of this Supplement, the Fund will no longer charge a redemption fee.  Please disregard all references to the redemption fee in the Summary Prospectus, Prospectus and SAI.

Label	Element	Value
Kellner Merger Fund | Kellner Merger Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
Kellner Merger Fund

A series of Advisors Series Trust

Class A

Institutional Class

Supplement to the Summary Prospectus dated September 26, 2012 and

Prospectus and Statement of Additional Information (“SAI”)

dated June 29, 2012, as supplemented September 26, 2012

The Board of Trustees of Advisors Series Trust, at the request of Kellner Management, L.P., investment adviser to the Fund, has approved the removal of the Fund’s redemption fee.  Accordingly, effective as of the date of this Supplement, the Fund will no longer charge a redemption fee.  Please disregard all references to the redemption fee in the Summary Prospectus, Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	Kellner Merger Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 26, 2012